Expense Example - Q India Equity Fund	Apr. 23, 2026 USD ($)
Q India Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,263
Q India Equity Fund Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,196
Q India Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	$ 1,548